Consolidated Statements of Cash Flows - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Net cash from operating activities	[1]	¥ 99,298	¥ 96,502	¥ 101,135
Cash flows used in investing activities
Capital expenditure		(83,835)	(87,334)	(96,678)
Lease prepayments		(20)	(89)	(99)
Purchase of investments	[2]	(328)	(443)	(3,099)
Proceeds from disposal of property, plant and equipment		1,866	2,066	1,560
Proceeds from disposal of lease prepayments		45	72	10
Proceeds from disposal of investments		96
Net cash (outflow) / inflow from disposal of subsidiaries		(1)	184	(50)
Purchase of short-term bank deposits		(7,726)	(2,815)	(3,237)
Maturity of short-term bank deposits		3,949	3,096	2,550
Net cash used in investing activities		(85,954)	(85,263)	(99,043)
Cash flows used in financing activities
Principal element of finance lease payments		(73)	(84)	(59)
Proceeds from bank debt and other loans		97,829	123,250	110,446
Repayments of bank debt and other loans		(106,923)	(69,953)	(113,366)
Repayment of deferred consideration in respect of the Mobile Network Acquisition			(61,710)
Payment of the acquisition price of the Eighth Acquisition (Note 1)		(87)
Payment of dividends		(7,568)	(7,530)	(6,489)
Cash distributions to non-controlling interests		(177)	(89)	(87)
Payment for the acquisition of non-controlling interests		(119)	(31)
Contribution from non-controlling interests		855
Reduction of capital by non-controlling interests		(20)
Net cash used in financing activities		(16,283)	(16,147)	(9,555)
Net decrease in cash and cash equivalents		(2,939)	(4,908)	(7,463)
Cash and cash equivalents at beginning of year		19,410	24,617	31,869
Effect of changes in foreign exchange rate		195	(299)	211
Cash and cash equivalents at end of year		¥ 16,666	¥ 19,410	¥ 24,617

[1]	Reconciliation of earnings before income tax to net cash from operating activities
[2]	The amount for the year ended December 31, 2016 included the payment for the cash injection amounting to RMB2,966 ("Cash Consideration") to China Tower Corporation Limited ("China Tower") in relation to the disposal of certain telecommunications towers and related assets to China Tower (the "Tower Assets Disposal") in 2015. The Cash Consideration was paid in February 2016.